CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Neuberger Berman Income Funds (1933 Act File No. 002-85229; 1940 Act File No. 811-03802) (“Registrant”) hereby certifies (a) that the forms of prospectuses that would have been filed under Rule 497(c) under the 1933 Act with respect to Class R6 of Neuberger Berman High Income Bond Fund and Neuberger Berman Strategic Income Fund, each a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 99 to the Registrant’s Registration Statement (“Amendment No. 99”) and (b) that Amendment No. 99 was filed electronically.

Dated:	March 19, 2013	By:	/s/ Claudia A. Brandon
Claudia A. Brandon
Executive Vice President and Secretary